SALE OF STORE LOCATION (Details Narrative) - Poughkeepsie [Member] - Mother Earth's Storehouse, Inc. [Member]	Sep. 30, 2020 USD ($)
Proceeds from sale of poughkeepsie store	$ 225,000
Note receivable	$ 175,000